Retirement Plans - Reconciliation of Level 3 Hedge Fund Asset Within Fair Value Hierarchy (Details 11) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Level 3 fund assets
Ending Balance	$ 329,581	$ 329,078
Hedge Funds, Global Opportunity [Member]
Reconciliation of Level 3 fund assets
Ending Balance	11,679	10,958
Hedge Funds, Equity [Member]
Reconciliation of Level 3 fund assets
Ending Balance	5,367	11,147
Significant Unobservable Inputs (Level 3) [Member]
Reconciliation of Level 3 fund assets
Ending Balance	40,760	32,735
Significant Unobservable Inputs (Level 3) [Member] | Hedge Funds, Global Opportunity [Member]
Reconciliation of Level 3 fund assets
Beginning Balance	10,958	10,395
Realized and unrealized gain	721	563
Ending Balance	11,679	10,958
Significant Unobservable Inputs (Level 3) [Member] | Hedge Funds, Equity [Member]
Reconciliation of Level 3 fund assets
Beginning Balance	11,147	9,937
Capital contributions		4,650
Capital distributions	(6,178)	(4,697)
Realized and unrealized gain	398	1,257
Ending Balance	$ 5,367	$ 11,147